Basis of presentation (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership Interest			100.00%
Advent Technologies Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Company Name	Advent Technologies, Inc.		Advent Technologies, Inc.
Country of Incorporation	USA		USA
Statements of Operations date	01/01 – 6/30	01/01 – 6/30	01/01 – 12/31	01/01 – 12/31
Advent Technologies Inc. [Member] | Direct Ownership [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership Interest	100.00%		100.00%
Advent Technologies Inc. [Member] | Indirect Ownership [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership Interest
Advent Technologies S.A. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Company Name	Advent Technologies S.A.		Advent Technologies S.A.
Country of Incorporation	Greece		Greece
Statements of Operations date	01/01 – 6/30	01/01 – 6/30	01/01 – 12/31	01/01 – 12/31
Advent Technologies S.A. [Member] | Direct Ownership [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership Interest
Advent Technologies S.A. [Member] | Indirect Ownership [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership Interest	100.00%		100.00%
Advent Technologies LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Company Name	Advent Technologies LLC		Advent Technologies LLC
Country of Incorporation	USA		USA
Statements of Operations date	01/01 – 6/30	01/01 – 6/30	01/01 – 12/31	01/01 – 12/31
Advent Technologies LLC [Member] | Direct Ownership [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership Interest
Advent Technologies LLC [Member] | Indirect Ownership [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership Interest	100.00%		100.00%
Advent Technologies GmbH [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Company Name	Advent Technologies GmbH		Advent Technologies GmbH
Country of Incorporation	Germany		Germany
Statements of Operations date	01/01 – 6/30	01/01 – 6/30	01/01 – 12/31	01/01 – 12/31
Advent Technologies GmbH [Member] | Direct Ownership [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership Interest	100.00%		100.00%
Advent Technologies GmbH [Member] | Indirect Ownership [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership Interest